Operating Segment and Revenue Information - Schedule of Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Receivables from contracts with customers
Trade receivables (Note 16)	¥ 808,025	¥ 651,414
Contract assets
Unbilled receivables	1,609	1,372
Contract liabilities
Deferred income (Note 23)	11,575	23,547
Advance payments	¥ 93	¥ 64